Loan Receivable - Third Party (Details)	6 Months Ended
	Jun. 30, 2026 SGD ($)	Oct. 15, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)
Loan Receivable - Third Party [Line Items]
Percentage of interest			5.00%	5.00%
Borrower A [Member]
Loan Receivable - Third Party [Line Items]
Collection amount (in Dollars)	$ 2,265,000
Maturing date	Apr. 15, 2025
Borrower A [Member] | Forecast [Member]
Loan Receivable - Third Party [Line Items]
Amount to Borrower (in Dollars)		$ 356,944
Maximum [Member] | Related Party [Member]
Loan Receivable - Third Party [Line Items]
Principal amount				$ 2,621,944
Minimum [Member] | Related Party [Member]
Loan Receivable - Third Party [Line Items]
Principal amount			$ 2,000,000